RELATED PARTY TRANSACTIONS - Founder Shares (Details)							3 Months Ended	9 Months Ended
	Jul. 18, 2022 shares	Dec. 20, 2021 USD ($) $ / shares	Oct. 28, 2021 USD ($) shares	Jan. 27, 2021 USD ($) $ / shares shares	Oct. 16, 2020 shares	Oct. 06, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 shares	Oct. 26, 2021 director shares
Related Party Transaction [Line Items]
Shares issued from PIPE financing (in shares)	7,000,000
Issuance of Class B ordinary share to Sponsor | $								$ 9,750,000
ITHAX ACQUISITION CORP.
Related Party Transaction [Line Items]
Issuance of Class B ordinary share to Sponsor | $							$ 25,000
Shares subject to forfeiture									787,500
ITHAX ACQUISITION CORP. | Sponsor [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion		6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | $		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | $		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		90 days
Founder Shares | ITHAX ACQUISITION CORP. | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of Class B ordinary share to Sponsor | $			$ 4,000,000
Aggregate number of shares owned			10,000
Founder Shares | ITHAX ACQUISITION CORP. | Director [Member]
Related Party Transaction [Line Items]
Shares issued from PIPE financing (in shares)			10,000
Founder Shares | ITHAX ACQUISITION CORP. | Sponsor [Member]
Related Party Transaction [Line Items]
Shares issued from PIPE financing (in shares)					20,000
Number of shares received by each directors			41,250							10,000
Founder Shares | ITHAX ACQUISITION CORP. | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Consideration received | $						$ 25,000
Shares issued from PIPE financing (in shares)						5,031,250
Share dividend				0.2
Aggregate number of shares owned				6,037,500
Shares subject to forfeiture				787,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
Restrictions on transfer period of time after business combination completion				6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | $				20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | $				30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days
Founder Shares | ITHAX ACQUISITION CORP. | Sponsor [Member] | Director [Member]
Related Party Transaction [Line Items]
Numbers of members of the board of directors | director										2